Retirement and Severance Benefits (Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligation) (Details)	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Discount rate	2.50%	2.60%
Rate of compensation increase	1.80%	1.80%